Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Line Items]
Advertising expense	$ 173,069	$ 53,508	$ 75,897	$ 22,932	$ 135,877	$ 192,779
Impairment charges					26,697,561	19,219,870
Retirement benefit plans expense					$ 4,708,372	$ 3,370,869
Registered capital					50.00%
Required statutory reserve appropriations					10.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization period of land rights					30 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization period of land rights					40 years